Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Owens Corning
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33100
Entity Tax Identification Number	43-2109021
Entity Address, Address Line One	One Owens Corning Parkway
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43659
City Area Code	419
Local Phone Number	248-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001370946
Amendment Flag	false